Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative expenses	853,177	808,483	1,723,533	1,445,492	3,134,285	1,526,075
Research and development expenses	402,495	487,090	802,230	630,756	1,477,479	218,901
Total operating expenses	1,255,672	1,295,573	2,525,763	2,076,248	4,611,764	1,744,976
Operating loss	(1,255,672)	(1,295,573)	(2,525,763)	(2,076,248)	(4,611,764)	(1,744,976)
Other income (expense):
Interest expense	(50,556)	(27,765)	(78,320)	(55,530)	(111,059)	(108,879)
Fair value of derivative liabilites in excess of proceeds	0	(7,541,693)	0	(7,541,693)
Loss on issuance of warrants					(7,541,693)	0
Gain on exercise of warrants	0	0	224,000	0
Loss on warrant derivative modification	(624,016)	0	(1,924,186)	0
Adjustment to fair value of derivative	1,096,278	484,875	3,849,448	484,875	4,121,693	0
Other income					0	64
Total other income (expense)	421,706	(7,084,583)	2,070,942	(7,112,348)	(3,531,059)	(108,815)
Net Loss	$ (833,966)	$ (8,380,156)	$ (454,821)	$ (9,188,596)	$ (8,142,823)	$ (1,853,791)
Basic earnings per share
Net loss per common share basic and diluted	$ (0.01)	$ (0.12)	$ (0.01)	$ (0.14)	$ (0.12)	$ (0.09)
Weighted Common Shares - Basic	76,076,487	67,344,404	74,716,734	63,744,820	67,492,823	21,366,752